TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Changes in Provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in the tax, labor and civil provisions:
Balance at the beginning of the year	R$ 2,026,003
Balance at the end of the year	2,185,825	R$ 2,026,003
Provisions
Changes in the tax, labor and civil provisions:
Balance at the beginning of the year	2,026,003	1,741,026	R$ 1,172,511
Additions	208,219	385,662	801,412
Interests	157,227	194,170	42,435
Payments and reversal of accrued amounts	(205,202)	(293,536)	(276,251)
Foreign exchange effect on provisions in foreign currency	(422)	(1,319)	919
Balance at the end of the year	R$ 2,185,825	R$ 2,026,003	R$ 1,741,026